SCHEDULE OF GEOGRAPHIC SEGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	$ 31,066	$ 36,016	$ 38,359
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	17,875	17,430	15,811
UNITED ARAB EMIRATES
Disaggregation of Revenue [Line Items]
Total	4,842
AUSTRALIA
Disaggregation of Revenue [Line Items]
Total	728	6,737	9,056
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total	$ 7,621	$ 11,849	$ 13,492